Note 8 - Leases 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Lease, Cost [Table Text Block]
	For the Nine Months Ended
	September 30,
	2023	2022
Right-of-Use lease cost:
Amortization of right-of-use asset	$79,213	$16,816
Total lease cost	$79,213	$16,816

	For the Year Ended
	December 31,
	2022	2021
Operating lease cost:
Amortization of right-of-use asset	$67,564	$65,113
Interest on lease liability	79,317	81,768
Total operating lease cost	$146,881	$146,881

Lessee, Operating Lease, Supplemental Balance Sheet Information [Table Text Block]
	September 30,	December 31,
	2023	2022
Operating lease:
Operating lease assets	$1,551,252	$1,261,525

Current portion of operating lease liability	$165,869	$52,543
Noncurrent operating lease liability	1,493,001	1,301,355
Total operating lease liability	$1,658,870	$1,353,898

Weighted average remaining lease term:
Operating leases (in years)	7.9	13.3
Weighted average discount rate:
Operating lease	6.20%	5.75%

	December 31,	December 31,
	2022	2021
Operating lease:
Operating lease assets	$1,261,525	$1,329,089

Current portion of operating lease liability	$52,543	$45,970
Noncurrent operating lease liability	1,301,355	1,353,898
Total operating lease liability	$1,353,898	$1,399,868

Weighted average remaining lease term:
Operating leases (in years)	13.3	14.0

Weighted average discount rate:
Operating lease	5.75%	5.75%

Lessee, Operating Lease, Supplemental Cash Flow and Other Information [Table Text Block]
	For the Nine Months Ended
	September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$128,840	$33,609

	For the Year Ended
	December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$45,970	$39,870

Leased assets obtained in exchange for lease liabilities:
Total operating lease liabilities	$–	$1,431,463

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Fiscal Year Ending	Minimum Lease
December 31,	Commitments
2023 (for the three months remaining)	$65,595
2024	265,827
2025	274,834
2026	223,171
2027 and thereafter	1,412,988
$2,242,415
Less effects of discounting	583,545
Lease liability recognized	$1,658,870

Fiscal Year Ending	Minimum Lease
December 31,	Commitments
2023	$129,046
2024	132,917
2025	136,905
2026	141,012
2027 and thereafter	1,412,988
Total	$1,952,868
Less effects of discounting	598,970
Lease liability recognized	$1,353,898